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                                   SUPPLEMENT
                       TO THE SCHWABFUNDS(R) PROSPECTUSES

Schwab Analytics Fund(TM) Prospectus dated February 28, 1998
Schwab Equity Index Funds Prospectus dated December 31, 1997
Schwab Tax-Free Bond Funds and Schwab California Tax-Free Bond Funds Prospectuses dated December 15, 1997
Schwab Bond Index Funds Prospectus dated March 17, 1998

The following replaces the information contained in the "Opening a Schwab Account" section of the prospectus, relating to Schwab and Schwab One(R) accounts minimums and fees.

SCHWAB OFFERS DIFFERENT TYPES OF ACCOUNTS WITH VARYING MINIMUM INITIAL INVESTMENT AND BALANCE REQUIREMENTS DESIGNED TO FIT THE NEEDS OF A VARIETY OF INVESTORS. CONTACT SCHWAB FOR MORE INFORMATION AND READ YOUR ACCOUNT AGREEMENT AND APPLICATION FOR SPECIFIC ACCOUNT DETAILS, INCLUDING MINIMUM INITIAL INVESTMENT AND BALANCE REQUIREMENTS AND FEES. CONTACT SCHWAB FOR INSTRUCTIONS AND ANY APPLICABLE FEES IF YOU WOULD LIKE TO WIRE MONEY FROM YOUR SCHWAB ACCOUNT.


TF5540 (4/20/98)